LOANS AND BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Twelve months ending December 31,
2022	¥ 1,308,339
2023	2,117,151
2024	1,951,579
2025	2,231,414
2026	2,555,507
Thereafter	9,428,863
Long-term borrowings	¥ 19,592,853	¥ 11,489,380